Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Fair Value Hedges - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Hedged item
Schedule of Fair Value Hedges [Line Items]
Total	$ 7,649,719	$ 6,719,388
Hedged item | Demand
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Hedged item | Up to 1 month
Schedule of Fair Value Hedges [Line Items]
Total	208,960	841,009
Hedged item | Between 1 and 3 months
Schedule of Fair Value Hedges [Line Items]
Total	836,741	224,877
Hedged item | Between 3 and 12 months
Schedule of Fair Value Hedges [Line Items]
Total	2,417,734	2,138,634
Hedged item | Between 1 and 3 years
Schedule of Fair Value Hedges [Line Items]
Total	2,208,478	1,694,746
Hedged item | Between 3 and 5 years
Schedule of Fair Value Hedges [Line Items]
Total	998,787	581,909
Hedged item | More than 5 years
Schedule of Fair Value Hedges [Line Items]
Total	979,019	1,238,213
Commercial loans | Loans and receivables from clients
Schedule of Fair Value Hedges [Line Items]
Total	706,049	144,144
Commercial loans | Loans and receivables from clients | Demand
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Commercial loans | Loans and receivables from clients | Up to 1 month
Schedule of Fair Value Hedges [Line Items]
Total	46,835	0
Commercial loans | Loans and receivables from clients | Between 1 and 3 months
Schedule of Fair Value Hedges [Line Items]
Total	159,422	62,628
Commercial loans | Loans and receivables from clients | Between 3 and 12 months
Schedule of Fair Value Hedges [Line Items]
Total	499,792	81,516
Commercial loans | Loans and receivables from clients | Between 1 and 3 years
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Commercial loans | Loans and receivables from clients | Between 3 and 5 years
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Commercial loans | Loans and receivables from clients | More than 5 years
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Chilean sovereign bonds | Investment instruments at AC
Schedule of Fair Value Hedges [Line Items]
Total	484,798
Chilean sovereign bonds | Investment instruments at AC | Demand
Schedule of Fair Value Hedges [Line Items]
Total	0
Chilean sovereign bonds | Investment instruments at AC | Up to 1 month
Schedule of Fair Value Hedges [Line Items]
Total	0
Chilean sovereign bonds | Investment instruments at AC | Between 1 and 3 months
Schedule of Fair Value Hedges [Line Items]
Total	0
Chilean sovereign bonds | Investment instruments at AC | Between 3 and 12 months
Schedule of Fair Value Hedges [Line Items]
Total	0
Chilean sovereign bonds | Investment instruments at AC | Between 1 and 3 years
Schedule of Fair Value Hedges [Line Items]
Total	16,640
Chilean sovereign bonds | Investment instruments at AC | Between 3 and 5 years
Schedule of Fair Value Hedges [Line Items]
Total	172,675
Chilean sovereign bonds | Investment instruments at AC | More than 5 years
Schedule of Fair Value Hedges [Line Items]
Total	295,483
Chilean sovereign bonds | Debt instruments at FVOCI
Schedule of Fair Value Hedges [Line Items]
Total	0	548,303
Chilean sovereign bonds | Debt instruments at FVOCI | Demand
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Chilean sovereign bonds | Debt instruments at FVOCI | Up to 1 month
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Chilean sovereign bonds | Debt instruments at FVOCI | Between 1 and 3 months
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Chilean sovereign bonds | Debt instruments at FVOCI | Between 3 and 12 months
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Chilean sovereign bonds | Debt instruments at FVOCI | Between 1 and 3 years
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Chilean sovereign bonds | Debt instruments at FVOCI | Between 3 and 5 years
Schedule of Fair Value Hedges [Line Items]
Total	0	169,155
Chilean sovereign bonds | Debt instruments at FVOCI | More than 5 years
Schedule of Fair Value Hedges [Line Items]
Total	0	379,148
US Treasury bonds | Debt instruments at FVOCI
Schedule of Fair Value Hedges [Line Items]
Total	585,448	497,050
US Treasury bonds | Debt instruments at FVOCI | Demand
Schedule of Fair Value Hedges [Line Items]
Total	0	0
US Treasury bonds | Debt instruments at FVOCI | Up to 1 month
Schedule of Fair Value Hedges [Line Items]
Total	0	0
US Treasury bonds | Debt instruments at FVOCI | Between 1 and 3 months
Schedule of Fair Value Hedges [Line Items]
Total	0	0
US Treasury bonds | Debt instruments at FVOCI | Between 3 and 12 months
Schedule of Fair Value Hedges [Line Items]
Total	0	497,050
US Treasury bonds | Debt instruments at FVOCI | Between 1 and 3 years
Schedule of Fair Value Hedges [Line Items]
Total	585,448	0
US Treasury bonds | Debt instruments at FVOCI | Between 3 and 5 years
Schedule of Fair Value Hedges [Line Items]
Total	0	0
US Treasury bonds | Debt instruments at FVOCI | More than 5 years
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Chilean Treasury bonds | Debt instruments at FVOCI
Schedule of Fair Value Hedges [Line Items]
Total	1,646,062	532,950
Chilean Treasury bonds | Debt instruments at FVOCI | Demand
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Chilean Treasury bonds | Debt instruments at FVOCI | Up to 1 month
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Chilean Treasury bonds | Debt instruments at FVOCI | Between 1 and 3 months
Schedule of Fair Value Hedges [Line Items]
Total	38,346	0
Chilean Treasury bonds | Debt instruments at FVOCI | Between 3 and 12 months
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Chilean Treasury bonds | Debt instruments at FVOCI | Between 1 and 3 years
Schedule of Fair Value Hedges [Line Items]
Total	884,866	328,347
Chilean Treasury bonds | Debt instruments at FVOCI | Between 3 and 5 years
Schedule of Fair Value Hedges [Line Items]
Total	472,500	204,603
Chilean Treasury bonds | Debt instruments at FVOCI | More than 5 years
Schedule of Fair Value Hedges [Line Items]
Total	250,350	0
Time deposits | Time deposits and other time liabilities
Schedule of Fair Value Hedges [Line Items]
Total	214,305	530,253
Time deposits | Time deposits and other time liabilities | Demand
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Time deposits | Time deposits and other time liabilities | Up to 1 month
Schedule of Fair Value Hedges [Line Items]
Total	31,525	177,944
Time deposits | Time deposits and other time liabilities | Between 1 and 3 months
Schedule of Fair Value Hedges [Line Items]
Total	34,406	66,207
Time deposits | Time deposits and other time liabilities | Between 3 and 12 months
Schedule of Fair Value Hedges [Line Items]
Total	148,374	286,102
Time deposits | Time deposits and other time liabilities | Between 1 and 3 years
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Time deposits | Time deposits and other time liabilities | Between 3 and 5 years
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Time deposits | Time deposits and other time liabilities | More than 5 years
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Senior bonds | Issued debt instruments
Schedule of Fair Value Hedges [Line Items]
Total	2,337,281	3,418,109
Senior bonds | Issued debt instruments | Demand
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Senior bonds | Issued debt instruments | Up to 1 month
Schedule of Fair Value Hedges [Line Items]
Total	0	586,519
Senior bonds | Issued debt instruments | Between 1 and 3 months
Schedule of Fair Value Hedges [Line Items]
Total	419,924	96,042
Senior bonds | Issued debt instruments | Between 3 and 12 months
Schedule of Fair Value Hedges [Line Items]
Total	679,243	846,503
Senior bonds | Issued debt instruments | Between 1 and 3 years
Schedule of Fair Value Hedges [Line Items]
Total	631,454	1,174,316
Senior bonds | Issued debt instruments | Between 3 and 5 years
Schedule of Fair Value Hedges [Line Items]
Total	173,474	208,151
Senior bonds | Issued debt instruments | More than 5 years
Schedule of Fair Value Hedges [Line Items]
Total	433,186	506,578
Subordinated bonds | Issued debt instruments
Schedule of Fair Value Hedges [Line Items]
Total	378,777	544,570
Subordinated bonds | Issued debt instruments | Demand
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Subordinated bonds | Issued debt instruments | Up to 1 month
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Subordinated bonds | Issued debt instruments | Between 1 and 3 months
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Subordinated bonds | Issued debt instruments | Between 3 and 12 months
Schedule of Fair Value Hedges [Line Items]
Total	198,639	0
Subordinated bonds | Issued debt instruments | Between 1 and 3 years
Schedule of Fair Value Hedges [Line Items]
Total	0	192,083
Subordinated bonds | Issued debt instruments | Between 3 and 5 years
Schedule of Fair Value Hedges [Line Items]
Total	180,138	0
Subordinated bonds | Issued debt instruments | More than 5 years
Schedule of Fair Value Hedges [Line Items]
Total	0	352,487
Interbank loans | Interbank borrowing
Schedule of Fair Value Hedges [Line Items]
Total	1,296,999	504,009
Interbank loans | Interbank borrowing | Demand
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Interbank loans | Interbank borrowing | Up to 1 month
Schedule of Fair Value Hedges [Line Items]
Total	130,600	76,546
Interbank loans | Interbank borrowing | Between 1 and 3 months
Schedule of Fair Value Hedges [Line Items]
Total	184,643	0
Interbank loans | Interbank borrowing | Between 3 and 12 months
Schedule of Fair Value Hedges [Line Items]
Total	891,686	427,463
Interbank loans | Interbank borrowing | Between 1 and 3 years
Schedule of Fair Value Hedges [Line Items]
Total	90,070	0
Interbank loans | Interbank borrowing | Between 3 and 5 years
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Interbank loans | Interbank borrowing | More than 5 years
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Chilean Central Bank loans | Interbank borrowing
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Chilean Central Bank loans | Interbank borrowing | Demand
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Chilean Central Bank loans | Interbank borrowing | Up to 1 month
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Chilean Central Bank loans | Interbank borrowing | Between 1 and 3 months
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Chilean Central Bank loans | Interbank borrowing | Between 3 and 12 months
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Chilean Central Bank loans | Interbank borrowing | Between 1 and 3 years
Schedule of Fair Value Hedges [Line Items]
Total		0
Chilean Central Bank loans | Interbank borrowing | Between 3 and 5 years
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Chilean Central Bank loans | Interbank borrowing | More than 5 years
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Cross currency swaps | Hedging instrument
Schedule of Fair Value Hedges [Line Items]
Total	5,716,494	5,378,398
Cross currency swaps | Hedging instrument | Demand
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Cross currency swaps | Hedging instrument | Up to 1 month
Schedule of Fair Value Hedges [Line Items]
Total	208,960	841,009
Cross currency swaps | Hedging instrument | Between 1 and 3 months
Schedule of Fair Value Hedges [Line Items]
Total	836,741	224,877
Cross currency swaps | Hedging instrument | Between 3 and 12 months
Schedule of Fair Value Hedges [Line Items]
Total	2,242,733	1,641,584
Cross currency swaps | Hedging instrument | Between 1 and 3 years
Schedule of Fair Value Hedges [Line Items]
Total	1,283,030	1,391,446
Cross currency swaps | Hedging instrument | Between 3 and 5 years
Schedule of Fair Value Hedges [Line Items]
Total	346,149	438,909
Cross currency swaps | Hedging instrument | More than 5 years
Schedule of Fair Value Hedges [Line Items]
Total	798,881	840,573
Interest rate swaps | Hedging instrument
Schedule of Fair Value Hedges [Line Items]
Total	1,933,225	1,340,990
Interest rate swaps | Hedging instrument | Demand
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Interest rate swaps | Hedging instrument | Up to 1 month
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Interest rate swaps | Hedging instrument | Between 1 and 3 months
Schedule of Fair Value Hedges [Line Items]
Total	0	0
Interest rate swaps | Hedging instrument | Between 3 and 12 months
Schedule of Fair Value Hedges [Line Items]
Total	175,001	497,050
Interest rate swaps | Hedging instrument | Between 1 and 3 years
Schedule of Fair Value Hedges [Line Items]
Total	925,448	303,300
Interest rate swaps | Hedging instrument | Between 3 and 5 years
Schedule of Fair Value Hedges [Line Items]
Total	652,638	143,000
Interest rate swaps | Hedging instrument | More than 5 years
Schedule of Fair Value Hedges [Line Items]
Total	$ 180,138	$ 397,640